CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.52%)
Education (46.47%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,981,941
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	578,450
4.000%, 12/01/2034	250,000	260,660
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	376,522
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	914,979
3.000%, 09/01/2035	510,000	462,940
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	679,682
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	728,204
4.000%, 09/01/2031	500,000	525,306
5.000%, 09/01/2032	2,750,000	3,106,010
5.000%, 09/01/2034	2,000,000	2,258,916
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,037,048
4.000%, 09/01/2036	500,000	513,491
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,583,273
4.000%, 09/01/2033	500,000	510,553
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,568,643
5.000%, 09/01/2027	800,000	884,399
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,236,318
4.000%, 03/01/2034	1,000,000	1,075,059
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	699,238
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	263,349
5.000%, 09/01/2032	150,000	162,649
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	924,443
4.000%, 09/01/2038	2,000,000	2,113,053
4.000%, 09/01/2043	1,000,000	1,056,527
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	422,009
4.000%, 09/01/2033	1,000,000	1,027,319
4.000%, 09/01/2035	1,000,000	1,024,491
5.000%, 09/01/2030	1,970,000	2,186,087
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
3.000%, 10/01/2032	1,155,000	1,120,423

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$1,165,000	$1,236,439
4.000%, 09/01/2032	1,745,000	1,841,474
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	669,726
4.000%, 09/01/2031	1,000,000	1,034,238
4.000%, 09/01/2033	905,000	953,583
4.000%, 09/01/2035	790,000	834,656
4.000%, 09/01/2036	480,000	507,133
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	1,771,237
4.000%, 10/01/2035	425,000	450,236
5.000%, 10/01/2032	1,000,000	1,089,449
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	143,535
4.000%, 09/01/2033	100,000	101,737
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	532,181
2.000%, 06/01/2032	1,000,000	820,277
2.000%, 05/01/2033	800,000	642,914
3.000%, 05/01/2030	450,000	439,166
4.000%, 03/01/2028	610,000	622,319
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,067,336
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,315,819
5.000%, 09/01/2038	1,000,000	1,129,458
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	700,346
4.000%, 09/01/2036	465,000	480,324
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	815,625
4.000%, 09/01/2030	325,000	344,597
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	453,121
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	1,899,519
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	811,640
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,346,162
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	475,256
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,054,959
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	822,065
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	520,371
5.000%, 09/01/2033	750,000	796,614
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	559,420

	Principal Amount	Value (Note 2)
Education (continued)
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	$370,000	$393,770
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	790,735
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	366,983
4.000%, 11/01/2034	425,000	443,017
4.000%, 11/01/2035	635,000	660,389
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,060,457
4.000%, 09/01/2032	500,000	522,515
5.000%, 09/01/2029	2,390,000	2,595,353
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	238,500
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	265,060
5.000%, 09/01/2030	350,000	368,243
5.000%, 09/01/2031	500,000	524,727
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	330,965
5.000%, 07/01/2035	500,000	530,162
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,313,911
4.000%, 09/01/2039	400,000	429,032
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,110,985
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	552,749
Total Education		72,062,467

General Obligation (31.04%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	345,873
4.000%, 12/01/2031	445,000	468,909
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	727,262
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	802,408
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	268,586
2.000%, 11/01/2039	355,000	265,875
2.000%, 11/01/2040	365,000	268,912
City of Dodge City Local Option Sales Tax, Revenue Bonds
4.000%, 06/01/2024	230,000	237,817
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	948,944
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	434,931
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	493,524
4.000%, 09/01/2031	445,000	465,364

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	$300,000	$324,159
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,482,344
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	421,705
5.000%, 11/01/2025	570,000	619,593
5.000%, 11/01/2029	800,000	914,805
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	1,883,154
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	940,300
4.000%, 10/01/2028	1,315,000	1,393,203
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2030	2,230,000	2,417,519
4.000%, 09/01/2037	475,000	496,238
4.000%, 09/01/2038	475,000	491,169
4.000%, 09/01/2039	350,000	358,396
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,014
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	572,480
3.000%, 10/01/2036	680,000	609,821
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	440,630
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	864,686
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,114,180
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	321,842
3.000%, 06/01/2029	515,000	514,038
3.000%, 10/01/2030	720,000	709,973
3.000%, 06/01/2032	1,000,000	950,566
4.000%, 06/01/2030	820,000	868,716
5.000%, 12/01/2025	500,000	546,809
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	782,360
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	435,772
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,175,375
4.000%, 09/01/2035	1,525,000	1,584,521
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	535,003
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	832,309
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	785,038
4.000%, 09/01/2029	650,000	686,081
4.000%, 09/01/2030	500,000	525,026
4.000%, 09/01/2031	1,500,000	1,568,643

	Principal Amount	Value (Note 2)
General Obligation (continued)
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	$950,000	$785,289
2.000%, 11/01/2034	975,000	792,230
4.000%, 11/01/2030	800,000	849,215
4.000%, 11/01/2031	1,100,000	1,162,391
5.000%, 04/01/2026	1,485,000	1,521,950
5.000%, 09/01/2026	630,000	693,837
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	165,802
2.000%, 09/01/2034	225,000	183,337
2.000%, 09/01/2035	220,000	175,031
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	264,982
4.000%, 12/01/2032	100,000	105,993
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	830,727
4.000%, 08/01/2029	685,000	725,116
4.000%, 08/01/2030	2,105,000	2,239,654
4.000%, 08/01/2031	930,000	930,779
4.000%, 08/01/2032	1,000,000	1,063,003
5.000%, 08/01/2025	815,000	882,971
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	290,000	270,398
5.000%, 12/01/2023	570,000	590,737
Total General Obligation		48,133,315

Health Care (1.09%)
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	295,000	295,070
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,393,931
Total Health Care		1,689,001

Public Services (1.09%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,167,395
3.000%, 09/01/2029	535,000	531,291
Total Public Services		1,698,686

Transportation (10.44%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,149,599
5.000%, 09/01/2031	630,000	721,291
5.000%, 09/01/2032	500,000	570,554
5.000%, 09/01/2036	1,000,000	1,131,409
5.000%, 09/01/2037	1,000,000	1,129,513
5.000%, 09/01/2038	1,150,000	1,296,246
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,673,048
5.000%, 09/01/2029	1,000,000	1,073,883
5.000%, 09/01/2031	3,020,000	3,342,237
5.000%, 09/01/2032	500,000	552,478

	Principal Amount	Value (Note 2)
Transportation (continued)
5.000%, 09/01/2034	$3,260,000	$3,551,395
Total Transportation		16,191,653

Utilities (8.39%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,273,506
4.000%, 11/01/2038	1,000,000	1,013,614
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	321,771
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	441,261
2.000%, 07/01/2035	550,000	441,921
3.000%, 07/01/2030	675,000	665,991
3.000%, 07/01/2031	555,000	539,574
3.000%, 07/01/2032	745,000	709,527
3.000%, 07/01/2033	755,000	707,240
4.000%, 07/01/2024	250,000	257,244
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	707,116
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,171,033
3.375%, 10/01/2039	1,000,000	933,258
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2028	700,000	736,029
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	227,050
3.000%, 09/01/2040	250,000	215,284
5.000%, 09/01/2031	1,350,000	1,441,007
5.000%, 09/01/2032	1,090,000	1,096,215
5.000%, 09/01/2033	100,000	105,520
Total Utilities		13,004,161

TOTAL MUNICIPAL BONDS
(Cost $161,714,080)		152,779,283

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.58%)
Money Market Fund (0.58%)
First American Treasury Obligations Fund, Class X (0.260%, 7-Day Yield)	899,292	$899,292
Total Money Market Fund		899,292

TOTAL SHORT TERM INVESTMENTS
(Cost $899,292)		899,292

TOTAL INVESTMENTS (99.10%)
(Cost $162,613,372)		$153,678,575

OTHER ASSETS IN EXCESS OF LIABILITIES (0.90%)		1,388,276

NET ASSETS (100.00%)		$155,066,851

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments
June 30, 2022 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$152,779,283	$–	$152,779,283
Short Term Investments	899,292	–	–	899,292
Total	$899,292	$152,779,283	$–	$153,678,575

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at June 30, 2022.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.